Right-of-Use Asset and Lease Liability (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of right-of-use asset

ROU asset as of October 31, 2021	$—
Additions	319,521
Depreciation	(53,253)

Value of ROU asset as of October 31, 2022	$266,268

Schedule of lease liability
Lease liability recognized as of October 31, 2021	$—
Additions	319,521
Lease payments	(63,250)
Lease interest	17,270

Lease liability recognized as at October 31, 2022	$273,541

Current portion	$70,654
Non-current portion	202,887
Lease liability recognized as at October 31, 2022	$273,541

Schedule of undiscounted lease payment obligations
Less than one year	$96,024
One to four years	230,568

Total undiscounted lease liabilities	$326,592